EQUITY INCENTIVE PLAN (Details) - Share Incentive Plan [Member] - USD ($)		12 Months Ended
	Nov. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 29, 2025
EQUITY INCENTIVE PLAN (Details) [Line Items]
Aggregate number of common shares that may be issued with respect to awards granted (in Shares)					592,249
Stock based compensation cost for non-vested shares		$ 588,300
Remaining unrecognized compensation cost relating to the shares granted amount		$ 1,224,300
Expected to be recognized over the remaining period		2 years
Directors, Officers and Non-employees [Member]
EQUITY INCENTIVE PLAN (Details) [Line Items]
Restricted common shares had been granted (in Shares)	570,000
Fair value of restricted per share (in Dollars per share)	$ 3.18